Average Annual Total Returns{- Fidelity® Growth & Income Portfolio} - 07.31 Fidelity Growth & Income Portfolio Retail PRO-07 - Fidelity® Growth & Income Portfolio	Fidelity® Growth & Income Portfolio Return Before Taxes Past 1 year	Fidelity® Growth & Income Portfolio Return Before Taxes Past 5 years	Fidelity® Growth & Income Portfolio Return Before Taxes Past 10 years	Fidelity® Growth & Income Portfolio After Taxes on Distributions Past 1 year	Fidelity® Growth & Income Portfolio After Taxes on Distributions Past 5 years	Fidelity® Growth & Income Portfolio After Taxes on Distributions Past 10 years	Fidelity® Growth & Income Portfolio After Taxes on Distributions and Sales Past 1 year	Fidelity® Growth & Income Portfolio After Taxes on Distributions and Sales Past 5 years	Fidelity® Growth & Income Portfolio After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	25.85%	13.51%	14.12%	23.95%	12.53%	13.39%	16.39%	10.63%	11.72%	28.71%	18.47%	16.55%